                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Income Municipal Fund

 Schedule of Investments 11/30/2016 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CORPORATE BONDS - 0.6%

 Diversified Financials - 0.6%

 Specialized Finance - 0.6%

 3,125,000

 Texas Pellets, Inc., 8.0%, 12/31/16 (144A)

 $

 3,125,000

 Total Diversified Financials

 $

 3,125,000

 TOTAL CORPORATE BONDS

 (Cost $3,125,000)

 $

 3,125,000

 MUNICIPAL BONDS - 101.6% (d)

 Alaska - 0.5%

 3,700,000

 Northern Tobacco Securitization Corp., 5.0%, 6/1/46

 $

 2,986,159

 Arizona - 2.9%

 4,000,000

 The Industrial Development Authority of the City of Phoenix, 5.125%, 7/1/36

 $

 3,563,360

 8,000,000

 The Industrial Development Authority of the City of Phoenix, 5.4%, 10/1/36

 7,207,040

 1,000,000

 The Industrial Development Authority of the County of Pima, Desert hights Charter, 7.0%, 5/1/34

 1,036,720

 3,000,000

 The Industrial Development Authority of the County of Pima, Desert hights Charter, 7.25%, 5/1/44

 3,139,530

 700,000

 The Industrial Development Authority of the County of Pima, Legacy Traditional School Project, 8.5%, 7/1/39 (Pre-Refunded)

 809,116

 490,000

 The Industrial Development Authority of the County of Pima, Paradise Eduation Center, 6.0%, 6/1/40

 541,945

 $

 16,297,711

 California - 12.6%

 1,215,000

 California County Tobacco Securitization Agency, 6/1/36

 $

 1,234,136

 5,880,000

 California County Tobacco Securitization Agency, Merced County, 5.25%, 6/1/45

 5,882,646

 5,160,000

 California County Tobacco Securitization Agency, Sonoma County Corp., 5.125%, 6/1/38

 4,871,143

 2,385,000

 California County Tobacco Securitization Agency, Sonoma County Corp., 5.25%, 6/1/45

 2,223,559

 1,300,000

 California Municipal Finance Authority, John Adams Academics Project, 5.25%, 10/1/45

 1,309,035

 6,300,000

 California Municipal Finance Authority, Santa Rosa Academy Project Ser A, 6.0%, 7/1/42

 6,637,932

 500,000

 California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35

 505,515

 1,575,000

 California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45

 1,600,909

 1,000,000

 California School Finance Authority, 6.0%, View Park Elementary and Middle School, 10/1/49

 1,049,790

 3,000,000

 California School Finance Authority, 7.375%, Classical Academies Project, 10/1/43

 3,472,260

 3,230,000

 California School Finance Authority, ICEF View Park High School, 7.125%, 10/1/48

 3,593,860

 830,000

 California School Finance Authority, View Park Elementary and Middle School, 5.625%, 10/1/34

 860,511

 1,475,000

 California School Finance Authority, View Park Elementary and Middle School, 5.875%, 10/1/44

 1,541,670

 1,560,000

 California Statewide Communities Development Authority, California Baptist University, 6.125%, 11/1/33

 1,683,256

 4,030,000

 California Statewide Communities Development Authority, California Baptist University, 6.375%, 11/1/43

 4,364,047

 2,000,000

 California Statewide Communities Development Authority, Lancer Edl Student Housing Project, 7.5%, 6/1/42

 2,286,320

 315,559

 California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38 (e)

 3

 750,000

 City of Roseville California, 5.0%, 9/1/36

 748,695

 1,550,000

 City of Roseville California, 5.5%, 9/1/46

 1,588,657

 11,000,000

 Golden State Tobacco Securitization Corp., 5.75%, 6/1/47

 9,997,350

 5,810,000

 Golden State Tobacco Securitization Corp., 6/1/37

 5,335,788

 9,000,000

 Inland Empire Tobacco Securitization Authority, 6/1/47 (c)

 1,002,510

 2,500,000

 Pittsburg Unified School District, 9/1/41 (AGM CNTY GTD) (c)

 753,950

 1,925,000

 Pittsburg Unified School District, 9/1/42 (AGM CNTY GTD) (c)

 551,744

 2,000,000

 River Islands Public Financing Authority, 5.5%, 9/1/45

 2,104,660

 1,500,000

 Tobacco Securitization Authority of Northern California, 5.375%, 6/1/38

 1,403,880

 4,395,000

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 3,966,268

 $

 70,570,094

 Colorado - 5.7%

 2,345,000

 Castle Oaks Metropolitan District No 3, 5.5%, 12/1/45 (f)

 $

 2,252,513

 2,860,000

 Castle Oaks Metropolitan District No 3, 6.25%, 12/1/44 (f)

 2,930,385

 1,000,000

 Colorado Educational & Cultural Facilities Authority, 3.75%, 7/1/26

 933,200

 1,000,000

 Colorado Educational & Cultural Facilities Authority, 5.0%, 12/15/45

 955,760

 1,250,000

 Colorado Educational & Cultural Facilities Authority, 5.0%, 7/1/36

 1,197,238

 2,000,000

 Colorado Educational & Cultural Facilities Authority, 5.0%, 7/1/46

 1,866,320

 2,000,000

 Colorado Educational & Cultural Facilities Authority, Charter School Rocky Mountain Classical, 8.0%, 9/1/43

 2,040,220

 5,000,000

 Colorado Educational & Cultural Facilities Authority, Charter School Rocky Mountain Classical, 8.125%, 9/1/48

 5,119,850

 2,000,000

 Copperleaf Metropolitan District No 2, 5.75%, 12/1/45 (f)

 2,029,420

 2,840,000

 Crystal Crossing Metropolitan District, 5.25%, 12/1/40 (f)

 2,641,740

 2,575,000

 Great Western Park Metropolitan District No 2, 5.0%, 12/1/46 (f)

 2,391,840

 500,000

 Leyden Rock Metropolitan District No 10, 4.0%, 12/1/25 (f)

 473,140

 750,000

 Leyden Rock Metropolitan District No 10, 4.375%, 12/1/33 (f)

 679,140

 1,250,000

 Leyden Rock Metropolitan District No 10, 5.0%, 12/1/45 (f)

 1,154,988

 500,000

 Leyden Rock Metropolitan District No 10, 7.25%, 12/15/45 (f)

 448,290

 1,700,000

 Littleton Village Metropolitan District No 2, 5.375%, 12/1/45 (f)

 1,608,948

 1,500,000

 Promenade Castle Rock Metropolitan District No 1, 5.75%, 12/1/39 (f)

 1,502,385

 1,000,000

 Sterling Ranch Community Authority Board, 5.75%, 12/1/45 (MUN GOVT GTD)

 938,490

 575,000

 Water Valley Metropolitan District No 02, 5.25%, 12/1/40 (f)

 586,207

 $

 31,750,074

 Connecticut - 0.5%

 2,885,000

 Town of Hamden Connecticut, Whitney Center Project, 7.75%, 1/1/43

 $

 2,957,962

 District of Columbia - 1.1%

 46,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6/15/46 (c)

 $

 5,154,760

 735,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 759,615

 $

 5,914,375

 Florida - 2.6%

 5,000,000

 Alachua County Health Facilities Authority, Terraces Bonita Springs Project, 8.125%, 11/15/46

 $

 5,703,250

 1,820,000

 County of Liberty Florida, 8.25%, 7/1/28 (e)

 269,597

 5,000,000

 Florida Development Finance Corp., 6.375%, 6/1/46

 4,842,050

 1,000,000

 Florida Development Finance Corp., Tuscan Isle Obligated Group, 7.0%, 6/1/35

 1,009,220

 3,000,000

 Florida Development Finance Corp., Tuscan Isle Obligated Group, 7.0%, 6/1/45

 3,027,660

 $

 14,851,777

 Hawaii - 0.2%

 1,000,000

 State of Hawaii Department of Budget & Finance, 15 Craigside Project, 9.0%, 11/15/44

 $

 1,169,270

 Illinois - 4.8%

 8,000,000

 Chicago Board of Education, 6.5%, 12/1/46

 $

 7,562,080

 4,213,653

 4.00

 Illinois Finance Authority, Clare Oaks Project Series B, Floating Rate Note, 11/15/52

 2,964,431

 2,634,795

 Illinois Finance Authority, Clare Oaks Project Series C1, 11/15/52 (c)

 93,535

 526,959

 Illinois Finance Authority, Clare Oaks Project Series C2, 11/15/52 (c)

 143,549

 526,959

 Illinois Finance Authority, Clare Oaks Project Series C3, 11/15/52 (c)

 90,263

 1,250,000

 Illinois Finance Authority, Norwegian American Hospital, 7.625%, 9/15/28

 1,332,138

 4,845,000

 Illinois Finance Authority, Norwegian American Hospital, 7.75%, 9/15/38

 5,434,588

 485,000

 Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.2%, 6/1/17

 488,269

 7,020,000

 Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37

 7,080,302

 2,145,000

 Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26

 1,913,297

 $

 27,102,452

 Indiana - 5.0%

 1,750,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.0%, 11/15/32

 $

 1,897,560

 2,000,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.125%, 11/15/42

 2,170,640

 2,000,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.125%, 11/15/47

 2,165,360

 3,500,000

 City of Crown Point Indiana, Wittenberg Village Project, 8.0%, 11/15/39

 3,796,310

 2,050,000

 City of Muncie Indiana, 5.05%, 1/1/31

 1,892,498

 5,510,000

 City of Muncie Indiana, 5.25%, 1/1/37

 4,965,667

 4,000,000

 Hospital Authority of Vigo County, Union Hospital, Inc., 8.0%, 9/1/41

 5,073,720

 6,580,000

 Indiana State housing & Community Development Authority Evergreen Village Bloomington Project, 5.5%, 1/1/37

 6,019,384

 $

 27,981,139

 Iowa - 1.9%

 2,285,000

 Iowa Tobacco Settlement Authority, 5.5%, 6/1/42

 $

 2,115,727

 5,290,000

 Iowa Tobacco Settlement Authority, 5.6%, 6/1/34

 5,137,860

 3,705,000

 Iowa Tobacco Settlement Authority, 5.625%, 6/1/46

 3,414,824

 $

 10,668,411

 Maryland - 0.2%

 995,000

 Maryland Health & Higher Educational Facilities Authority, City Neighbors Series A, 6.75%, 7/1/44

 $

 1,077,426

 Massachusetts - 2.7%

 4,025,000

 Massachusetts Development Finance Agency Senior Linden Ponds Inc. Series A, 4.68%, 11/15/21

 $

 3,932,747

 1,116,746

 Massachusetts Development Finance Agency Senior Linden Ponds Inc. Series B Subseries II, 11/15/56 (c)

 5,584

 215,000

 Massachusetts Development Finance Agency Senior Linden Ponds Inc. Series B, 4.68%, 11/15/21

 210,072

 3,903,837

 Massachusetts Development Finance Agency, 5.5%, Linden Ponds, Inc., 11/15/46

 3,494,910

 2,000,000

 Massachusetts Development Finance Agency, Adventcare Project Series A, 6.75%, 10/15/37

 2,032,100

 830,000

 Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37

 899,214

 1,235,770

 Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/26

 1,263,340

 3,340,294

 Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/39

 3,381,246

 $

 15,219,213

 Michigan - 6.7%

 1,250,000

 Flint Hospital Building Authority, Hurley Medical Center Series A, 5.25%, 7/1/39

 $

 1,263,525

 1,250,000

 Flint Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35

 1,373,938

 5,485,000

 Flint International Academy, 5.75%, 10/1/37

 5,494,708

 185,000

 Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 7.25%, 4/1/20

 193,923

 2,020,000

 Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 8.0%, 4/1/40

 2,169,884

 4,295,000

 Michigan Public Educational Facilities Authority, Ltd Oblig-David Ellis-West Project, 5.875%, 6/1/37

 4,300,240

 7,135,000

 6.75

 Michigan Strategic Fund, CFP Michigan Dept Offices Lease B, Floating Rate Note, 3/1/40

 7,197,503

 4,000,000

 6.62

 Michigan Strategic Fund, Floating Rate Note, 11/1/41

 3,941,680

 750,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/34

 710,385

 11,320,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48

 9,799,950

 1,250,000

 Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42

 1,255,162

 $

 37,700,898

 Minnesota - 0.7%

 2,000,000

 Bloomington Port Authority, Radisson Blu MOA LLC, 9.0%, 12/1/35

 $

 2,138,480

 400,000

 City of Deephaven Minnesota, Eagle Ridge Academy Project, 5.25%, 7/1/37

 416,240

 1,500,000

 City of Deephaven Minnesota, Eagle Ridge Academy Project, 5.5%, 7/1/50

 1,573,110

 $

 4,127,830

 Missouri - 1.9%

 5,540,000

 Community Memorial Hospital District, 6.68%, 12/1/34

 $

 5,755,007

 500,000

 Kansas City Industrial Development Authority, 4.25%, 4/1/26

 464,840

 1,000,000

 Kansas City Industrial Development Authority, 5.0%, 4/1/36

 918,760

 1,150,000

 Kansas City Industrial Development Authority, 5.0%, 4/1/46

 1,001,167

 2,500,000

 Kirkwood Industrial Development Authority, Aberdeen Hrights Series A, 8.25%, 5/15/45

 2,775,375

 $

 10,915,149

 New Jersey - 3.2%

 4,500,000

 New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35

 $

 4,828,635

 6,580,000

 Tobacco Settlement Financing Corp. New Jersey, 4.75%, 6/1/34

 5,574,050

 9,000,000

 Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41

 7,636,230

 $

 18,038,915

 New Mexico - 1.2%

 110,000

 County of Otero New Mexico, 5.75%, 4/1/18

 $

 108,297

 80,000

 County of Otero New Mexico, 6.0%, 4/1/23

 75,687

 7,100,000

 County of Otero New Mexico, 6.0%, 4/1/28

 6,484,572

 $

 6,668,556

 New York - 4.2%

 2,620,000

 New York Counties Tobacco Trust IV, 5.0%, 6/1/45

 $

 2,375,371

 8,030,000

 Suffolk Tobacco Asset Securitization Corp., 6.0%, 6/1/48

 8,058,587

 8,000,000

 Suffolk Tobacco Asset Securitization Corp., 6/1/44

 8,266,160

 10,000,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series A, 10/1/30 (c) (e)

 2,498,000

 8,000,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series B, 10/1/30  (c) (e)

 1,998,400

 1,795,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series C, 10/1/30 (c) (e)

 448,391

 $

 23,644,909

 Ohio - 5.9%

 5,735,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 4,750,128

 9,350,000

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47

 7,900,470

 8,555,000

 Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42

 7,182,521

 6,335,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 5,691,111

 5,000,000

 4.38

 Ohio Water Development Authority Water Pollution Control Loan Fund, Floating Rate Note, 6/1/33

 4,603,650

 2,900,000

 Southeastern Ohio Port Authority, 6.0%, 12/1/42

 3,173,644

 $

 33,301,524

 Pennsylvania - 9.9%

 850,000

 Allegheny County Hospital Development Authority, Ohio Valley General Hospital Project A, 5.125%, 4/1/35

 $

 756,806

 8,000,000

 Delaware County Industrial Development Authority Pennsylvania, 5.125%, 6/1/46

 7,024,400

 2,375,000

 Fulton County Industrial Development Authority, 5.0%, 7/1/46

 2,286,199

 2,500,000

 Fulton County Industrial Development Authority, 5.0%, 7/1/51

 2,362,675

 3,000,000

 Pennsylvania Economic Development Financing Authority, Northwestern Human Services Series A, 5.25%, 6/1/28

 3,001,320

 2,005,000

 Pennsylvania Economic Development Financing Authority, US Airways Group Series A, 7.5%, 5/1/20

 2,232,868

 8,445,000

 Pennsylvania Economic Development Financing Authority, US Airways Group Series B, 8.0%, 5/1/29

 9,586,173

 2,200,000

 Philadelphia Authority for Industrial Development, 6.5%, 6/1/45

 2,219,976

 3,145,000

 Philadelphia Authority for Industrial Development, 6.625%, 6/1/50

 3,178,526

 2,500,000

 Philadelphia Authority for Industrial Development, Green Woods Charter School Projects A, 5.5%, 6/15/32

 2,561,000

 5,200,000

 Philadelphia Authority for Industrial Development, Green Woods Charter School Projects A, 5.75%, 6/15/42

 5,348,616

 6,000,000

 Philadelphia Authority for Industrial Development, Nueva Esperanze Inc., 8.2%, 12/1/43

 6,657,840

 1,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)

 1,035,320

 3,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)

 3,115,200

 4,000,000

 The Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System Series A, 5.625%, 7/1/42

 4,266,880

 $

 55,633,799

 Puerto Rico - 2.6%

 21,000,000

 Commonwealth of Puerto Rico, 8.0%, 7/1/35 (e) (f)

 $

 14,752,500

 Rhode Island - 0.1%

 2,065,000

 Central Falls Detention Facility Corp., 7.25%, 7/15/35 (e)

 $

 511,934

 Tennessee - 0.0% †

 5,000

 Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43

 $

 5,082

 Texas - 9.6%

 200,000

 Arlington Higher Education Finance Corp., 5.875%, 3/1/24

 $

 199,804

 525,000

 Arlington Higher Education Finance Corp., 6.625%, 3/1/29

 528,076

 375,000

 Arlington Higher Education Finance Corp., 7.0%, 3/1/34

 379,976

 7,030,000

 Arlington Higher Education Finance Corp., Universal Academy Series A, 7.125%, 3/1/44

 7,088,982

 400,000

 City of Celina Texas, 5.375%, 9/1/28

 381,036

 1,000,000

 City of Celina Texas, 5.5%, 9/1/24

 965,720

 250,000

 City of Celina Texas, 5.5%, 9/1/32

 235,748

 650,000

 City of Celina Texas, 5.875%, 9/1/40

 605,475

 1,075,000

 City of Celina Texas, 6.0%, 9/1/30

 1,021,336

 2,700,000

 City of Celina Texas, 6.25%, 9/1/40

 2,524,365

 500,000

 City of Mclendon-Chisholm Texas, Sonoma Public Impt Dist Phase, 5.125%, 9/15/28

 479,700

 450,000

 City of Mclendon-Chisholm Texas, Sonoma Public Impt Dist Phase, 5.375%, 9/15/35

 425,786

 400,000

 City of Mclendon-Chisholm Texas, Sonoma Public Impt Dist Phase, 5.5%, 9/15/40

 375,996

 234,442

 Gulf Coast Industrial Development Authority, Microgy Holdings Project, 12/1/36 (c) (e)

 2

 1,215,000

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,067,523

 2,000,000

 La Vernia Higher Education Finance Corp., Meridian World School Series A, 5.5%, 8/15/45

 2,036,260

 350,000

 New Hope Cultural Education Facilities Finance Corp., 5.25%, 7/1/36

 358,190

 1,250,000

 New Hope Cultural Education Facilities Finance Corp., 5.5%, 7/1/46

 1,289,388

 1,000,000

 New Hope Cultural Education Facilities Finance Corp., 5.75%, 7/1/51

 1,050,300

 125,000

 New Hope Cultural Education Facilities Finance Corp., 6.0%, 7/1/26

 119,504

 1,350,000

 New Hope Cultural Education Facilities Finance Corp., 7.0%, 7/1/51

 1,272,604

 1,155,000

 Pottsboro Higher Education Finance Corp., 5.0%, 8/15/36

 1,066,342

 1,000,000

 Pottsboro Higher Education Finance Corp., 5.0%, 8/15/46

 887,620

 17,350,000

 Sanger Industrial Development Corp., Texas Pellets Project Series B, 8.0%, 7/1/38

 7,807,500

 500,000

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/39

 529,090

 2,250,000

 Tarrant County Cultural Education Facilities Finance Corp., Mirador Project Series A, 8.0%, 11/15/29

 1,800,000

 5,000,000

 Tarrant County Cultural Education Facilities Finance Corp., Mirador Project Series A, 8.125%, 11/15/39

 4,000,000

 120,000

 Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34

 147,719

 6,350,000

 Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44

 7,846,949

 1,775,000

 Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Series A, 8.0%, 11/15/28

 1,876,246

 5,400,000

 Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Series A, 8.25%, 11/15/44

 5,699,268

 1,000,000

 Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 10/1/30 (c) (e)

 70,000

 $

 54,136,505

 Utah - 1.6%

 1,105,000

 Utah Charter School Finance Authority, Summit Academy High School Series A, 7.25%, 5/15/21

 $

 1,181,853

 1,985,000

 Utah Charter School Finance Authority, Summit Academy High School Series A, 8.125%, 5/15/31

 2,174,945

 5,145,000

 Utah Charter School Finance Authority, Summit Academy High School Series A, 8.5%, 5/15/41

 5,698,551

 $

 9,055,349

 Virginia - 4.0%

 2,100,000

 Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45

 $

 2,145,801

 815,000

 Embrey Mill Community Development Authority, 5.3%, 3/1/35

 785,937

 4,685,000

 Embrey Mill Community Development Authority, 5.6%, 3/1/45

 4,483,076

 12,870,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 10,392,525

 4,395,000

 Virginia Small Business Financing Authority, 6.95%, 8/1/37

 4,392,011

 $

 22,199,350

 West Virginia - 3.5%

 25,000,000

 City of Philippi West Virginia, 7.75%, 10/1/44 (e)

 $

 14,999,995

 5,340,000

 West Virginia Hospital Finance Authority, Highland Hospital Oblig Group, 9.125%, 10/1/41

 4,938,432

 $

 19,938,427

 Wisconsin - 5.7%

 500,000

 Public Finance Authority, 4.25%, 8/1/26

 $

 467,120

 2,725,000

 Public Finance Authority, 5.0%, 6/1/36

 2,532,452

 1,200,000

 Public Finance Authority, 5.0%, 8/1/36

 1,067,496

 4,000,000

 Public Finance Authority, 5.125%, 6/1/48

 3,665,320

 2,300,000

 Public Finance Authority, 5.125%, 8/1/46

 2,004,703

 8,615,000

 Public Finance Authority, Cabs-Springshire Pre-Dev Project, 12/1/20 (144A) (c)

 5,302,619

 1,590,000

 Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44

 1,678,722

 5,325,000

 Public Finance Authority, Glenridge Palmer Ranch Series A, 8.25%, 6/1/46

 6,360,659

 5,057,500

 Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42

 4,672,877

 1,245,000

 Public Finance Authority, Voyager Foundation Inc., Project Series A, 5.125%, 10/1/45

 1,222,827

 2,815,000

 Public Finance Authority, Voyager Foundation Inc., Project Series A, 6.2%, 10/1/42

 2,956,341

 $

 31,931,136

 TOTAL MUNICIPAL BONDS

 (Cost $598,492,997)

 $

 571,107,926

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.0%†

 1,175,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 102,742

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $1,172,629)

 TOTAL INVESTMENT IN SECURITIES - 102.2%

 (Cost $602,790,626) (a)

 $

 574,335,668

 OTHER ASSETS & LIABILITIES - (2.2)%

 $

 (12,133,202)

 TOTAL NET ASSETS - 100.0%

 $

 562,202,466

 †

 Amount rounds to less than 0.1%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2016, the value of these securities amounted to

$12,680,881 or 2.3% of total net assets.

 (Pre-Refunded)

Pre-Refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

 (a)

 At November 30, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $602,039,739 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           29,656,855

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (57,360,926)

 Net unrealized depreciation

 $

          (27,704,071)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Consists of Revenue Bonds unless otherwise indicated.

 (e)

 Security is in default.

 (f)

 Represents a General Obligation Bond.

 (g)

 The concentration of investments by type of obligation/market sector is as follows:

 Revenue Bonds:

 Special Revenues

 24.8%

 Health

 23.3%

 Education

 20.3%

 Various Revenues

 8.6%

 General Obligation

 6.9%

 Housing

 5.7%

 Pollution Control Revenue

 5.0%

 Escrowed

 3.0%

 Transportation

 2.2%

 Insured

 0.2%

 100%

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
3,125,000

$
-

$
3,125,000

 Municipal Bonds

-

571,107,926

-

571,107,926

 Municipal Collateralized Debt Obligation

-

102,742

-

102,742

 Total

$
-

$
574,335,668

$
-

$
574,335,668

 During the period ended November 30, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust V By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 27, 2017 * Print the name and title of each signing officer under his or her signature.